UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       JUNE 30, 2001
                                               ----------------------------

Check here if Amendment  [    ] ;  Amendment Number:
                                                    ---------
       This Amendment  (Check only one.): [    ]  is a restatement.
                                          [    ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                 SOUND SHORE MANAGEMENT, INC.
                  -----------------------------------------------------
Address:              P.O. BOX 1810
                  -----------------------------------------------------
                      8 SOUND SHORE DRIVE, SUITE 180
                  -----------------------------------------------------
                      GREENWICH, CT  06836
                  -----------------------------------------------------

Form 13F File Number: 028-02101

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                 SHANNA S. SULLIVAN
                  -----------------------------------------------------
Title:                VICE PRESIDENT
                  -----------------------------------------------------
Phone:                (203) 629-1980
                  -----------------------------------------------------

Signature, Place, and Date of Signing:

   /s/Shanna S. Sullivan            GREENWICH, CT             JULY 16, 2001
---------------------------  --------------------------  -----------------------
       (Signature)                  (City, State)                  (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary: Sound Shore Management, Inc.


Number of Other Included Managers:                               0
                                                     ------------------------

Form 13F Information Table Entry Total:                         67
                                                     ------------------------

Form 13F Information Table Value Total:                     $3,521,810
                                                     ------------------------
                                                            (thousands)


List of Other Included Managers:

                                NONE

                                                    Form 13F
       Reporting Manager: Sound Shore Management, Inc., 8 Sound Shore Drive, Suite 180, Greenwich, CT 06836
                                                                                                          6/30/01
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         Item 1                 Item 2    Item 3      Item 4    Item 5        Item 6         Item 7          Item 8
     Name of Issuer              Title    Cusip     Mkt. Value  Shares   INVESTMENT DISCRET   Mgrs.     VOTING AUTHORITY
                                                                         ------------------             ----------------
                                  of      Number     x $1000              Sole Shared Other           Sole   Shared   None
                                 Class                                    (A)   (B)   (C)             (A)      (B)     (C)
---------------------------------------------------------------------------------------------------------------------------

Allstate Corporation           COMMON    020002101   112,359   2,554,200   X                       2,258,800       0  295,400
Ambac Financial Group, Inc     COMMON    023139108    94,898   1,630,550   X                       1,432,800       0  197,750
American Standard Cos., Inc.   COMMON    029712106    28,535     474,800   X                         430,400       0   44,400
A O N Corporation              COMMON    037389103   102,333   2,923,800   X                       2,576,500       0  347,300
Arbitron Inc.                  COMMON    03875Q108     3,815     158,300   X                         158,300       0        0
BCE, Inc.                      COMMON    05534B109       210       8,000   X                               0       0    8,000
BMC Software                   COMMON    055921100       372      16,500   X                               0       0   16,500
Bellsouth Corporation          COMMON    079860102    68,362   1,697,600   X                       1,496,400       0  201,200
Berkshire Hathaway, Inc.       COMMON    084670108    73,703       1,062   X                             937       0      125
Boston Scientific Corporation  COMMON    101137107    56,466   3,321,500   X                       2,914,000       0  407,500
Cendant Corporation            COMMON    151313103   115,582   5,927,300   X                       5,301,200       0  626,100
CenturyTel, Inc.               COMMON    156700106   115,376   3,807,800   X                       3,350,400       0  457,400
Ceridian Corp. New             COMMON    156779100    15,173     791,500   X                         791,500       0        0
Cinergy Corp.                  COMMON    172474108    74,482   2,131,100   X                       1,856,100       0  275,000
CitiGroup, Inc.                COMMON    172967101     1,694      32,053   X                               0       0   32,053
Citizen's Communications C     COMMON    17453B101    73,421   6,103,200   X                       5,334,300       0  768,900
Compaq Computer Corporatio     COMMON    204493100    67,234   4,340,500   X                       3,799,100       0  541,400
Constellation Energy Group     COMMON    210371100    82,934   1,946,800   X                       1,719,700       0  227,100
Dana Corporation               COMMON    235811106       260      11,151   X                               0       0   11,151
Deere & Co.                    COMMON    244199105    55,386   1,463,300   X                       1,291,900       0  171,400
Delta Air, Inc.                COMMON    247361108    39,359     892,900   X                         783,300       0  109,600
Walt Disney Holding Company    COMMON    254687106    11,264     389,900   X                         344,800       0   45,100
Dover Corporation              COMMON    260003108    54,442   1,446,000   X                       1,290,800       0  155,200
Duke Energy Corporation        COMMON    264399106    56,100   1,438,100   X                       1,275,500       0  162,600
Eaton Corporation              COMMON    278058102    69,728     994,700   X                         874,800       0  119,900
El Paso  Corporation           COMMON    28336L109    91,199   1,735,800   X                       1,530,100       0  205,700
Electronic Data Systems Co     COMMON    285661104   116,525   1,864,400   X                       1,649,300       0  215,100
Energy Conversion Devices      COMMON    292659109       518      18,500   X                               0       0   18,500
Engelhard Corporation          COMMON    292845104    65,161   2,526,600   X                       2,219,600       0  307,000
Equifax Incorporated           COMMON    294429105   100,125   2,729,700   X                       2,397,400       0  332,300
Freddie Mac                    COMMON    313400301    95,977   1,371,100   X                       1,206,300       0  164,800
Fannie Mae                     COMMON    313586109   115,693   1,358,700   X                       1,176,700       0  182,000
Grant Prideco Inc.             COMMON    38821G101    24,670   1,410,500   X                       1,278,900       0  131,600
HCA, Inc.                      COMMON    404119109   134,635   2,979,300   X                       2,628,900       0  350,400
Hilton Hotels Corp.            COMMON    432848109       817      70,400   X                          43,700       0   26,700
Honeywell Inc.                 COMMON    438516106    29,511     843,400   X                         732,500       0  110,900
Intl Business Machines Corp.   COMMON    459200101       231       2,048   X                               0       0    2,048
Interpublic Group of Cos.      COMMON    460690100     2,912      99,200   X                          85,300       0   13,900
KB Home Corporation            COMMON    48666K109       332      11,000   X                               0       0   11,000
Kimberly-Clark Company         COMMON    494368103    69,948   1,251,300   X                       1,091,400       0  159,900
Kinder Morgan Inc.             COMMON    49455P101    95,892   1,908,300   X                       1,683,200       0  225,100
Kinder Morgan Management       COMMON    49455U100    26,359     384,800   X                         335,600       0   49,200
Kroger Company                 COMMON    501044101     6,878     275,100   X                         142,700       0  132,400
MBIA Inc.                      COMMON    55262C100   113,760   2,043,100   X                       1,800,550       0  242,550
MGIC Investment Corporation    COMMON    552848103   109,556   1,508,200   X                       1,328,600       0  179,600
Merck & Co. Inc.               COMMON    589331107       920      14,400   X                               0       0   14,400
Monsanto Company               COMMON    61166W101    34,329     927,800   X                         867,400       0   60,400
Mylan Labs, Inc.               COMMON    628530107    90,255   3,208,500   X                       2,825,800       0  382,700
Nortel Networks Corp           COMMON    656568102       113      12,562   X                               0       0   12,562
Office Depot, Inc.             COMMON    676220106       467      45,000   X                               0       0   45,000
Oxford Health Plans, Inc.      COMMON    691471106    94,843   3,316,200   X                       2,907,400       0  408,800
Philip Morris Co.s Inc.        COMMON    718154107     1,426      28,100   X                               0       0   28,100
Polaris Industries Inc.        COMMON    731068102       366       8,000   X                               0       0    8,000
Presidential Life Corporation  COMMON    740884101       224      10,000   X                               0       0   10,000
Republic Services Inc.         COMMON    760759100    94,244   4,747,800   X                       4,161,900       0  585,900
Safeway, Inc.                  COMMON    786514208    15,317     319,100   X                         288,500       0   30,600
Sara Lee Corp.                 COMMON    803111103    44,575   2,353,500   X                       2,134,800       0  218,700
SCANA Corporation New          COMMON    80589M102    44,917   1,581,600   X                       1,432,000       0  149,600
Schering Plough Inc.           COMMON    806605101    59,133   1,631,700   X                       1,438,500       0  193,200
Sovereign Bancorp, Inc.        COMMON    845905108       377      29,000   X                               0       0   29,000
Sprint Corporation             COMMON    852061100   101,321   4,743,500   X                       4,169,000       0  574,500
TJX Companies, Inc.            COMMON    872540109   101,624   3,188,700   X                       2,808,500       0  380,200
Telephone & Data Systems       COMMON    879433100    52,602     483,700   X                         419,000       0   64,700
Thermo Electron Corporation    COMMON    883556102     3,514     159,600   X                         141,300       0   18,300
Triad Hospitals, Inc.          COMMON    89579K109    50,659   1,719,000   X                       1,492,000       0  227,000
U.S. Bancorp                   COMMON    902973304   113,838   4,995,100   X                       4,413,800       0  581,300
Weatherford International      COMMON    947074100    42,557     886,600   X                         788,300       0   98,300


   TOTALS:                        67               3,521,810